Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Ark ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001579982
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 30, 2018
Prospectus Date	rr_ProspectusDate	Nov. 30, 2018
ARK Innovation ETF (Prospectus Summary) | ARK Innovation ETF | ARK Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKK
ARK Genomic Revolution ETF (Prospectus Summary) | ARK Genomic Revolution ETF | ARK Genomic Revolution ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKG
ARK Industrial Innovation ETF (Prospectus Summary) | ARK Industrial Innovation ETF | ARK Industrial Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKQ
ARK Web x.0 ETF (Prospectus Summary) | ARK Web x.0 ETF | ARK Web x.0 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARKW
The 3D Printing ETF (Prospectus Summary) | The 3D Printing ETF | The 3D Printing ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRNT
ARK Israel Innovative Technology ETF (Prospectus Summary) | ARK Israel Innovative Technology ETF | ARK Israel Innovative Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IZRL